Equity - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended	2 Months Ended		3 Months Ended								12 Months Ended
	May 12, 2023 $ / shares shares	Apr. 26, 2023	Nov. 30, 2024 shares	Feb. 18, 2026 $ / shares	Feb. 25, 2025 CAD ($)	Dec. 31, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Dec. 31, 2025 CAD ($) shares votePerShare consecutive_trading_day tradingDay $ / shares	Dec. 31, 2024 CAD ($) shares $ / shares	Dec. 31, 2022	Dec. 31, 2023
Disclosure of equity [Line Items]
Share option, available for grant (in shares) | shares						8,373,635								8,373,635
Share option, granted (in shares) | shares														780,150	1,082,000
Granted (in dollars per share)														$ 57.74	$ 52.85
Share option granted, vesting period														3 years
Share option granted, term														10 years
Weighted average exercise price														$ 22.31	21.21
Average share price (in dollars per share)														$ 55.00	$ 62.98
Share based compensation expense (recovery) | $														$ 66	$ 91
Dilutive shares were not included in the diluted earnings per share (in shares) | shares														2,230,600	1,036,929
Dividends declared and paid per share | $														$ 246	$ 514
Bottom of range
Disclosure of equity [Line Items]
Vesting percentage																0.00%
Top of range
Disclosure of equity [Line Items]
Vesting percentage																200.00%
Share option compensation expense
Disclosure of equity [Line Items]
Share based compensation expense (recovery) | $														$ 16	$ 21
RSUs
Disclosure of equity [Line Items]
Consecutive trading days | tradingDay														20
PSUs and PDUSs
Disclosure of equity [Line Items]
Consecutive trading days | consecutive_trading_day														20
Performance metric respective grant, percentage																20.00%	20.00%
Performance metric one grant, percentage						40.00%				40.00%				40.00%	40.00%
Performance metric two, three and four respective grant, percentage						20.00%								20.00%
Share options granted percentage														50.00%
PSUs and PDUSs | Bottom of range
Disclosure of equity [Line Items]
Vesting percentage														0.00%
PSUs and PDUSs | Top of range
Disclosure of equity [Line Items]
Vesting percentage														200.00%
Deferred share units (DSUs), restricted share units (RSUs), performance share units (PSUs) and performance deferred share units (PDSUs)
Disclosure of equity [Line Items]
Share based compensation expense (recovery) | $														$ 50	$ 70
Total liability and intrinsic value for vested Units | $						$ 100				$ 113				$ 100	113
Class A Common Shares
Disclosure of equity [Line Items]
Number of votes per share | votePerShare														100
Number of sunset for the multiple voting rights		6 years
Dividends paid, ordinary shares per share						$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125		$ 0.125	$ 0.125
Dividends paid, other shares per share											$ 0.625
Class A Common Shares | Maximum Dividends Declared Or Paid
Disclosure of equity [Line Items]
Dividends paid, threshold, price per share				$ 0.125
Class B Subordinate Voting Shares
Disclosure of equity [Line Items]
Number of votes per share | votePerShare														1
Share exchanged ratio (in usd per share)	$ 0.67
Increase in shareholders funds (in shares) | shares	302,000,000
Voting shares, renamed common shares, premium (in shares) | shares	1
Number of share options issuable for grants (in shares) | shares														46,000,000
Dividends paid, ordinary shares per share						$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125		$ 0.125	$ 0.125
Dividends paid, other shares per share											$ 0.625
Stock repurchase program, term														1 year
Treasury stock shares authorized for repurchase | shares			40,000,000
Purchase of treasury shares (in shares) | $														$ 1,030	$ 1,300
Purchase of voting shares under normal course issuer bid (in shares) | shares														18,798,430	19,258,016
Income tax relating to treasury repurchases | $														$ 19	$ 15
Payments for repurchase of common stock | $					$ 6									$ 1,010	$ 1,200
Cancellation of treasury shares (in shares) | shares														100,000	19,158,016
Class B Subordinate Voting Shares | Maximum Dividends Declared Or Paid
Disclosure of equity [Line Items]
Dividends paid, threshold, price per share				$ 0.125
Class B Subordinate Voting Shares | DSUs
Disclosure of equity [Line Items]
Number of votes per share | votePerShare														1
Class B Subordinate Voting Shares | RSUs
Disclosure of equity [Line Items]
Number of votes per share | votePerShare														1